Cover	Apr. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2023
Entity File Number	001-14129
Entity Registrant Name	STAR GROUP, L.P.
Entity Central Index Key	0001002590
Entity Tax Identification Number	06-1437793
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West Broad Street, Suite 310
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	328-7310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	SGU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false